Restructuring - Accrual Activity recorded on Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 12,805	$ 3,994
Acquired	66,900	13,000
Costs incurred	61,560	11,500
Cash payments and other	(34,868)	(2,689)
Ending balance	59,624	12,805
Tyco Flow Control International, Ltd
Restructuring Cost and Reserve [Line Items]
Acquired	$ 20,127